DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Union Pacific Corporation Thrift Plan (the “Plan”) is provided for general information only. Participants should refer to the Plan document for more complete information.

General — The Plan is a defined contribution plan sponsored by Union Pacific Corporation (the “Corporation”) covering nonagreement employees of the Corporation and its subsidiaries (the Corporation and its subsidiaries are collectively referred to as “Union Pacific”). Vanguard Fiduciary Trust Company (“VFTC”) serves as the trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Plan Administration — The Plan is administered by the Named Fiduciary - Plan Administration. The Senior Vice President and Chief Human Resource Officer of Union Pacific Railroad Company (the “Company”) currently serves in this role.

Contributions — Each year, participants may contribute 1% to 75% of their eligible compensation on a salary deferral basis. A participant may designate all or a portion of his/her pre-tax contribution as a Roth contribution. Participants may also contribute 1% to 75% of their eligible compensation on an after-tax basis. Combined after-tax, Roth, and pre-tax contributions may not exceed 75% of eligible compensation.

Employees who are hired or rehired into covered nonagreement service on or after October 1, 2008, and effective January 1, 2022, transferees into covered nonagreement service are automatically enrolled in the Plan. These employees are treated as having elected to contribute 6% of their eligible compensation on a salary deferral basis subject to limitations specified in the Code, unless they affirmatively elect otherwise. Participants who will attain age 50 before the end of the Plan year are eligible to make catch-up contributions. Prior to 1987, the Plan provided for payroll-based and tax reduction act employee stock ownership plan contributions (“PAYSOP/TRASOP”).

Except with respect to Post-2017 Covered Employees (as described below), Union Pacific contributes to the Plan an amount equal to 50% of the participant’s combined pre-tax, Roth, and after-tax contributions that are not in excess of 6% of the participant’s eligible compensation for the payroll period. Effective January 1, 2018, for each participant who on or after January 1, 2018, is (i) hired or re-hired into covered nonagreement service or (ii) transferred to covered nonagreement service (“Post-2017 Covered Employees”), Union Pacific contributes an amount equal to 100% of the participant’s combined pre-tax, Roth, and after-tax contributions that are not in excess of 6% of the participant’s eligible compensation for the payroll period. In addition, effective January 1, 2018, Union Pacific contributes to the Plan, on behalf of each participant who is a Post-2017 Covered Employee, a non-elective contribution ("NEC") in an amount equal to 3% of such participant’s annual base salary earned while the participant is a Post-2017 Covered Employee, regardless of whether the participant elects to contribute any amount of their own compensation to the Plan. The 3% contribution amount is contributed annually following the end of the applicable Plan year and is conditioned on the Post-2017 Covered Employee being in covered nonagreement service on the last day of the applicable Plan year, unless covered nonagreement service ends before the last day of the Plan year as a result of the participant’s death or retirement during such Plan year. All contributions to the Plan are subject to applicable limitations specified in the Internal Revenue Code of 1986, as amended (the "Code").
Notes Receivable from Participants — Participants are eligible to take a loan from their account, subject to the following limits. Participants may borrow from their account a minimum of $1,000 up to a maximum equal to the lesser of (a) one-half of their account balance (excluding PAYSOP/TRASOP and NEC balances) or (b) $50,000, taking into consideration additional loan balances under the Plan and any other qualified plan maintained by Union Pacific. Loan transactions are treated as a transfer from the investment fund(s) to the loan fund. As the loan is repaid, all principal and interest payments will be credited to the participant’s contribution source accounts from which the original loan proceeds were taken and invested on the same basis as the contributions then being made on behalf of the participant. If no contributions are then being made, the loan repayments will be invested in accordance with the participant’s applicable investment election. Participant loans, which are secured by the participant’s individual account balance, bear a fixed rate of interest set by the Plan administrator based on interest rates then being charged on similar loans, and are repayable over periods not exceeding 59 consecutive calendar months, except loans relating to a principal residence, in which case the term of the loan shall not exceed 15 years. As permitted under the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") and the Plan, if a “qualified individual” (as defined under the CARES Act) elected to suspend loan payments due during the period beginning March 27, 2020, and ending December 31, 2020, the repayment term of the loan is extended for up to one year. As of December 31, 2025, participant loans had maturities through 2040 at interest rates ranging from 3.25% to 8.50%.

Participant Accounts — An individual account is maintained for each Plan participant. Participants may direct the investment of their account into various investment options offered by the Plan. For all contribution types, participants have the option to direct their investment allocation at their discretion, except that a participant may not direct more than 20% of contributions into the Union Pacific common stock fund, a separately managed account mainly composed of the Corporation’s common stock. Contributions and earnings may be redirected or transferred to other investments at the direction of the participant, except that a participant may not elect to transfer amounts into the Union Pacific common stock fund if such transfer would result in more than 20% of the participant’s account to be invested in such fund. Amounts attributable to the PAYSOP or TRASOP do not count against this limit. Alternatively, a participant may elect to participate in the Vanguard advisers managed account program (“Managed Account Program”). The Managed Account Program is a program in which certain participants may delegate ongoing, discretionary investment management decisions with respect to their account to Vanguard Advisers, Inc. Each participant’s account is credited with an allocation of the Plan’s earnings (losses) based on the investment options selected and their performance. The allocations are based on each participant’s account balance by investment option. If a participant does not provide investment directions (or has not elected to participate in the Managed Account Program) with respect to an amount credited to their account, such amount is invested in a default investment option designated under the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

The Union Pacific common stock fund (except amounts invested in such fund attributable to the NEC source and earnings thereon) is an employee stock ownership plan and designated as the Union Pacific ESOP common stock fund (“ESOP”). With respect to common stock dividends paid to the ESOP and credited to a participant’s Plan account, the participant may elect either to receive an immediate distribution of the dividend or reinvest the dividend in the Union Pacific common stock fund. Absent an affirmative election, a participant is deemed to have elected dividend reinvestment. A participant’s election (or deemed election) is evergreen until affirmatively changed by the participant.

Vesting — Participants at all times have a 100% vested interest in their accounts.

Distributions to Participants — Following a participant’s separation from service, a distribution of benefits will be made upon request in a single sum payment. Distributions from the PAYSOP/TRASOP account and the portion of a participant’s account invested in the Union Pacific common stock fund (regardless of whether the invested amount is part of the ESOP) are distributed in cash unless shares of stock are elected at the time of distribution (“in-kind distribution”). In-kind distributions are single sum and any fractional shares are distributed in cash. A participant who separated from service must receive (or begin receiving) distribution of his or her account no later than the participant’s required beginning date, as defined in the Plan. If distribution is deferred until the participant’s required beginning date, the participant's account will be distributed as either a single sum or in the form of monthly, quarterly, semi-annual, or annual installments, as elected by the participant. If the participant remains employed with the Corporation after attaining age 70 ½ (or, if the participant’s date of birth is after June 30, 1949, the age determined under Section 401(a)(9) of the Code, based on the participant's date of birth) the participant must either take a single sum distribution or begin installment payments of his/her account no later than April 1st of the year following the year in which the participant separated from service. If the participant dies prior to receiving distribution of his or her entire account, the remaining account balance is distributed to the participant's beneficiary in accordance with the terms of the Plan.

In-service withdrawals, including withdrawals of rollover contributions or after-tax contributions, qualified birth or adoption distributions, hardship withdrawals, and withdrawals on and after age 59 ½ or in the event of Total Disability, may be made by a participant from his or her account in accordance with the Plan’s provisions.
Subsequent Events Evaluation — We evaluated the effects of all subsequent events through June 26, 2026, the financial statement issuance date.